10-Q ACQUISTITIONS AND INVESTMENTS - Schedule of Non-current Investments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Investment	$ 18,566,056	$ 25,515,879	$ 2,937,597
Total Investments	$ 18,901,056	$ 25,850,879	3,272,597
Minimum | Affiliated Companies
Business Acquisition [Line Items]
Ownership %	20.00%	20.00%
Maximum | Affiliated Companies
Business Acquisition [Line Items]
Ownership %	50.00%	50.00%
LP Biosciences LLC
Business Acquisition [Line Items]
Investment	$ 0	$ 4,227,587	$ 0
Ownership %	0.00%	50.00%	0.00%
Ownership %		48.19%
Quantum Generative Materials LLC
Business Acquisition [Line Items]
Investment	$ 13,440,541	$ 13,645,946	$ 0
Ownership %	48.19%	48.19%	0.00%
Green Li-ion
Business Acquisition [Line Items]
Investment	$ 4,517,710	$ 4,577,000	$ 0
Ownership %	20.22%	20.00%	0.00%
Ownership %		20.22%
Mercury Clean Up, LLC
Business Acquisition [Line Items]
Investment		$ 1,975,026	$ 2,010,113
Ownership %	25.00%	25.00%	15.00%
M C U Philippines Inc
Business Acquisition [Line Items]
Investment		$ 499,269	$ 323,770
Ownership %	50.00%	50.00%	50.00%
Pelen LLC
Business Acquisition [Line Items]
Investment	$ 607,805	$ 591,051	$ 603,714
Ownership %	25.00%	25.00%	25.00%
Sierra Springs Opportunity Fund, Inc.
Business Acquisition [Line Items]
Sierra Springs Opportunity Fund, Inc., at cost	$ 335,000	$ 335,000	$ 335,000